Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	As of June 30, 2024, and December 31, 2023, accounts payable and accrued liabilities consisted of the following:
	June 30, 2024	December 31, 2023
Accounts payable	$1,140,634	$596,147
Accrued liabilities	40,807	73,228
	$1,181,441	$669,375
As of December 31, 2023 and 2022, accounts payable and accrued liabilities consisted of the following:
	December 31, 2023	December 31, 2022
Accounts payable	$596,147	$210,840
Accrued liabilities	73,228	33,864
	$669,375	$244,704